UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

aLTSHARES TRUST

(exact name of registrant as specified in charter)

   41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Report to Shareholders.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Report

November 30, 2020

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

TABLE OF CONTENTS

AltShares Merger Arbitrage ETF
Portfolio Information	1
Portfolio of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Disclosure of Fund Expenses	26
Additional Information	28

AltShares Merger Arbitrage ETF  Portfolio Information

November 30, 2020 (Unaudited)

Performance (annualized returns as of November 30, 2020)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception**
AltShares Merger Arbitrage ETF* NAV Returns	N/A	N/A	N/A	4.00%
AltShares Merger Arbitrage ETF* Market Price Returns	N/A	N/A	N/A	3.84%
Water Island Merger Arbitrage USD Hedged Index	N/A	N/A	N/A	4.73%

* Fund inception: 5/7/2020.

** Since Inception returns shown are cumulative since inception as the Fund has been operating for less than one calendar year.

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 0.75%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report.

The Water Island Merger Arbitrage USD Hedged Index ("Underlying Index") is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

An investor may not invest directly in an index.

Risks: Investments are subject to risk, including possible loss of principal. The Fund is new and there can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2020 (Unaudited)

fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Sector Weighting

The following chart shows the sector weightings of the AltShares Merger Arbitrage ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: The Fund may invest a large portion of the Fund's assets in securities of issuers in a particular industry or group of industries over a given time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.19%
Auto Manufacturers - 4.50%
Navistar International Corp.(a)	6,711	$297,029
Auto Parts & Equipment - 0.61%
Telenav, Inc.(a)(b)	8,416	39,976
Biotechnology - 1.10%
Kiadis Pharma N.V.(a)(c)	11,581	72,802
Commercial Services - 0.25%
Cpl Resources Plc	1,253	16,740
RWS Holdings Plc	1	4
		16,744
Computers & Computer Services - 4.79%
Virtusa Corp.(a)	6,317	316,355
Construction Materials - 2.97%
Norbord, Inc.	5,232	196,155
Distribution/Wholesale - 5.03%
HD Supply Holdings, Inc.(a)	5,959	332,393
Electric - 5.05%
PNM Resources, Inc.(b)	6,796	333,751
Entertainment - 6.02%
Evolution Gaming Group AB(c)	2,283	195,142
Great Canadian Gaming Corp.(a)	6,808	202,348
		397,490
Healthcare - Products - 5.51%
Varian Medical Systems, Inc.(a)(b)	2,091	363,792
Healthcare - Services - 0.43%
American Renal Associates Holdings, Inc.(a)(b)	2,461	28,080
Insurance - 8.38%
National General Holdings Corp.(b)	7,575	258,156
Willis Towers Watson Plc(b)	1,417	295,005
		553,161
Internet - 5.82%
Endurance International Group Holdings, Inc.(a)(b)	17,189	162,952
Grubhub, Inc.(a)(b)	3,145	221,219
		384,171

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.19% (Continued)
Oil & Gas - 5.00%
Concho Resources, Inc.	2,286	$131,399
WPX Energy, Inc.(a)	27,962	199,090
		330,489
Pharmaceuticals - 3.65%
BioSpecifics Technologies Corp.(a)	2,726	240,978
Real Estate Investment Trusts - 4.46%
Taubman Centers, Inc.(b)	6,893	294,469
Retail - 17.26%
BMC Stock Holdings, Inc.(a)	3,834	187,636
Dunkin' Brands Group, Inc.(b)	3,101	329,760
Foundation Building Materials, Inc.(a)	7,537	145,012
Hudson Ltd., Class A(a)	11,281	86,751
Tiffany & Co.(b)	2,972	390,759
		1,139,918
Semiconductors - 8.26%
Maxim Integrated Products, Inc.(b)	3,047	253,023
Xilinx, Inc.(b)	2,011	292,701
		545,724
Software - 2.32%
MobileIron, Inc.(a)	21,809	153,535
Telecommunications - 4.78%
Cincinnati Bell, Inc.(a)(b)	4,420	67,228
GCI Liberty, Inc., Class A(a)(b)	2,728	248,576
		315,804
TOTAL COMMON STOCKS (Cost $6,104,417)		6,352,816

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.68%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(d)	154,542	$154,542
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.132	%(d)	154,542	154,542
				309,084
TOTAL SHORT-TERM INVESTMENTS (Cost $309,084)				309,084

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

Value
Total Investments - 100.87% (Cost $6,413,501)	$6,661,900
Liabilities in Excess of Other Assets - (0.87)%(e)	(57,603)
NET ASSETS - 100.00%	$6,604,297

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2020, the aggregate fair market value of those securities was $2,447,291, representing 37.06% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2020, these securities had a total value of $267,944 or 4.06% of net assets.

(d)  Rate shown is the 7-day effective yield as of November 30, 2020.

(e)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (25.85%)
Construction Materials - (2.85%)
Builders FirstSource, Inc.	(5,032)	$(188,247)
Entertainment - (2.96%)
Evolution Gaming Group AB	(2,283)	(195,163)
Food - (3.39%)
Just Eat Takeaway.com N.V.	(2,110)	(224,106)
Forest Products & Paper - (2.96%)
West Fraser Timber Co. Ltd.	(3,531)	(195,514)
Media - (3.77%)
Liberty Broadband Corp.	(1,582)	(248,928)
Oil & Gas - (5.06%)
ConocoPhillips	(3,338)	(132,051)
Devon Energy Corp.	(14,442)	(202,044)
		(334,095)
Semiconductors - (4.86%)
Advanced Micro Devices, Inc.	(3,465)	(321,067)
TOTAL COMMON STOCKS (Proceeds $1,599,666)		(1,707,120)
TOTAL SECURITIES SOLD SHORT (Proceeds $1,599,666)		$(1,707,120)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Urban & Civic Plc	Paid 1 Month LIBOR Plus 200 bps (2.044%)	11/08/2021	$—	$—	$—	GBP 47,440	$—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD 267,034	—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD 313,687	—
Morgan Stanley & Co./ Monthly	William Hill Plc	Paid 1 Month LIBOR Plus 90 bps (0.954%)	07/08/2022	—	—	—	GBP 145,649	—
							$—	$—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	195,590	USD	149,599	Morgan Stanley & Co.	12/15/2020	$1,018
CHF	448,700	USD	491,399	Morgan Stanley & Co.	12/15/2020	2,597
USD	186,739	CHF	169,400	Morgan Stanley & Co.	12/15/2020	238
EUR	287,250	USD	337,727	Morgan Stanley & Co.	12/15/2020	5,051
GBP	165,300	USD	215,444	Morgan Stanley & Co.	12/15/2020	4,964
SEK	1,409,610	USD	160,557	Morgan Stanley & Co.	12/15/2020	3,839
USD	884	SEK	7,560	Morgan Stanley & Co.	12/15/2020	2
						$17,709
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,720	USD	2,097	Morgan Stanley & Co.	12/15/2020	$(2)
USD	351,423	CAD	459,400	Morgan Stanley & Co.	12/15/2020	(2,346)
USD	306,774	CHF	279,300	Morgan Stanley & Co.	12/15/2020	(721)
USD	428,171	EUR	362,260	Morgan Stanley & Co.	12/15/2020	(4,119)
USD	215,723	GBP	165,300	Morgan Stanley & Co.	12/15/2020	(4,684)
SEK	149,710	USD	17,564	Morgan Stanley & Co.	12/15/2020	(105)
USD	153,977	SEK	1,402,060	Morgan Stanley & Co.	12/15/2020	(9,538)
						$(21,515)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Canada	6.03%
United Kingdom	4.47%
Sweden	2.96%
Netherlands	1.10%
Ireland	0.25%
United States	86.06%
Liabilities in Excess of Other Assets	(0.87)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

EUR - Euro

GBP - British pound

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2020 (Unaudited)

LIBOR - London Interbank Offered Rate

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SEK - Swedish krona

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2020:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$6,352,816	$—	$—	$6,352,816
Short-Term Investments	309,084	—	—	309,084
TOTAL	$6,661,900	$—	$—	$6,661,900
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$17,709	$—	$17,709
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(1,707,120)	—	—	(1,707,120)
Forward Foreign Currency Exchange Contracts	—	(21,515)	—	(21,515)
TOTAL	$(1,707,120)	$(3,806)	$—	$(1,710,926)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

AltShares Merger Arbitrage ETF
ASSETS
Investments:
At cost of investments	$6,413,501
At fair value of investments (Note 2)	$6,661,900
Cash	1
Deposits with brokers for securities sold short (Note 2)	1,722,045
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	17,709
Dividends and interest receivable	3,792
Total Assets	8,405,447
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,599,666)	1,707,120
Payable for investment securities purchased	67,833
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	21,515
Payable to Adviser (Note 5)	4,050
Interest expense payable	463
Payable for swap reset	169
Total Liabilities	1,801,150
NET ASSETS	$6,604,297
NET ASSETS CONSIST OF:
Paid-in capital	$6,348,892
Distributable earnings	255,405
NET ASSETS	$6,604,297
PRICING OF SHARES:
Net assets	$6,604,297
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	254,000
Net asset value per share	$26.00

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

  Statement of Operations

For the Period Ended November 30, 2020 (Unaudited)

AltShares Merger Arbitrage ETF
INVESTMENT INCOME
Dividend income	$13,447
Foreign taxes withheld on dividends	(363)
Total Investment Income	13,084
EXPENSES
Investment advisory fees (Note 5)	22,223
Dividend expense	1,558
Interest rebate expense	3,128
Total Expenses	26,909
Net Expenses	26,909
NET INVESTMENT INCOME (LOSS)	(13,825)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	527,036
Swap contracts	(79,642)
Securities sold short	(238,271)
Forward currency contracts	(26,887)
Foreign currency transactions (Note 9)	14,276
Net change in unrealized appreciation (depreciation) on:
Investments	192,123
Securities sold short	(47,202)
Foreign currency transactions (Note 9)	(50)
Forward currency contracts	(1,795)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	339,588
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$325,763

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statement of Changes in Net Assets

	AltShares Merger Arbitrage ETF
	Six Months Ended November 30, 2020 (Unaudited)	Period Ended May 31, 2020(a)
FROM OPERATIONS
Net investment loss	$(13,825)	$(1,130)
Net realized gains (losses) from:
Investments	527,036	9,837
Swap contracts	(79,642)	(3,367)
Securities sold short	(238,271)	(70,246)
Forward currency contracts	(26,887)	–
Foreign currency transactions	14,276	485
Net change in unrealized appreciation (depreciation) on:
Investments	192,123	56,276
Securities sold short	(47,202)	(60,252)
Foreign currency transactions	(50)	50
Forward currency contracts	(1,795)	(2,011)
Net increase (decrease) in net assets resulting from operations	325,763	(70,358)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	2,510,033	3,738,859
Net increase (decrease) in net assets from capital share transactions	2,510,033	3,738,859
TOTAL INCREASE IN NET ASSETS	2,835,796	3,668,501
NET ASSETS
Beginning of period	3,768,501	100,000
End of period	$6,604,297	$3,768,501

(a)  Commenced operations on May 7, 2020.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2020 (Unaudited)		Period Ended May 31, 2020(a)
Net asset value, beginning of period	$24.47		$25.00
Income (loss) from investment operations
Net investment loss(b)	(0.05)		(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.58		(0.52)
Total from investment operations	1.53		(0.53)
Net asset value, end of period	$26.00		$24.47
Total return(c)	6.25	%(d)	(2.12	)%(d)
Net assets, end of period (in 000s)	$6,604		$3,769
RATIOS TO AVERAGE NET ASSETS:
Net expenses(f)	0.80	%(e)	0.75	%(e)
Net investment loss	(0.36	)%(e)	(0.49	)%(e)
Portfolio turnover rate	360	%(d)	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.05% (annualized) and 0.00% of average net assets for the six months ended November 30, 2020, and the year ended May 31, 2020, respectively.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Notes to Financial Statements

November 30, 2020 (Unaudited)

1. ORGANIZATION

AltShares Merger Arbitrage ETF (the "Fund"), a series of AltShares Trust (the "Trust"), was organized under the laws of the State of Delaware as a statutory trust on June 6, 2019 pursuant to an Agreement and Declaration of Trust. The offering of the Fund's interests is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-end registered management investment company under the 1940 Act. The investment objective of the Fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). Water Island Capital, LLC acts as the Fund's investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Fund, and has discretion to purchase and sell securities in accordance with the Fund's objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustee's (the "Board"). The Adviser continuously reviews, supervises, and administers the Fund's investment program. Initial seeding of $100,000 for the Fund was on February 7, 2020, and the Fund commenced operations on May 7, 2020.

The Fund is a non-diversified, passively managed exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Fund's distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with such cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities and Statement of Operations.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference LIBOR or another reference rate that are discontinued because of reference rate reform. ASU 2020-04 had no impact on the Funds during the current reporting period.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Fund's portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Fund calculates the NAV, the Fund will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period November 30, 2020, there were no significant changes to the Fund's fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Fund's Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Short Positions — The Fund may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Fund is liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Fund is charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statement of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Fund's use of derivative instruments and hedging activities.

The Fund's investment objective not only permits the Fund to purchase investment securities, but it also allows the Fund to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it was to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Fund may, but is not required to, seek to reduce its currency risk by hedging part or all of its exposure to various foreign currencies.

Market Risk Factors — In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

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depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Fund will depend on future developments, including duration and spread of the outbreak, related advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective. If the financial markets and/or the overall economy are impacted for an extended period of time, the Fund's results of operations may be materially adversely affected. During the six months ended November 30, 2020, there was no significant impact to the Fund.

Risk of Investing in Derivatives — The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Fund seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Fund May Trade at Prices Other Than NAV — Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Please refer to the Fund's prospectus for a more complete description of the principal risks of investing in the Fund.

Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Fund at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Fund entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Fund typically uses warrants and rights in a manner similar to its use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps — The Fund may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR or Fed Funds), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

The Fund will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the counterparty these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of the Fund's portfolio. Any net amount accrued but not yet paid to the Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Fund at November 30, 2020 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2020, the Fund entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Fund as of the six months ended November 30, 2020, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$17,709	Unrealized depreciation on forward foreign currency exchange contracts	$21,515
		$17,709		$21,515

The effect of derivative instruments on the Fund's Statement of Operations for the six months ended November 30, 2020, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(26,887)	$(1,795)

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	$(79,642)	$—
		$(106,529)	$(1,795)

Volume of derivative instruments held by the Fund during the six months ended November 30, 2020, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$1,728,945
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(410,436)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Fund held financial instruments such as Equity Swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2020. At November 30, 2020, there was no unrealized appreciation or depreciation on these instruments held by the Fund.

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders

Cash — The Fund may invest a portion of its assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2020, cash held by the Fund represented cash held at a third-party custodian.

Federal Income Tax — It is the Fund's policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2020. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2020, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

Purchases	$27,092,151
Sales and Maturities	23,737,582

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund's underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Fund that will offset the transaction costs to the Fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Fund. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Fund.

The in-kind transaction activity for the period ended November 30, 2020 was $2,493,961 of in-kind purchases of securities and $0 of in-kind sales of securities.

5. ADVISORY FEES

Investment Advisory Agreement

The Fund's investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

Fund, the Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth below:

Fund	Advisory Fee
AltShares Merger Arbitrage ETF	0.75%

The Adviser agrees to pay all expenses of the Trust, except for (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), and (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Fund pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Fund's assets and, as Fund Accounting Agent, calculates the net asset value of the Fund. State Street acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement ("Distribution Agreement"). The Adviser has agreed to compensate the Distributor to the extent that the Fund is not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2020, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2020 (Unaudited)		Period Ended May 31, 2020(a)
	Shares	Value	Shares	Value
Proceeds from shares sold	100,000	$2,510,033	150,000	$3,738,859
Net increase	100,000	$2,510,033	150,000	$3,738,859

(a)  Commenced operations on May 7, 2020.

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Fund's financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains,

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AltShares Merger Arbitrage ETF   Notes to Financial Statements (continued)

November 30, 2020 (Unaudited)

convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Fund's net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
AltShares Merger Arbitrage ETF	$—	$—

There were no dividends or distributions declared or paid during the period ended May 31, 2020.

As of May 31, 2020, the components of distributable earnings on a tax basis were as follows:

AltShares Merger Arbitrage ETF
Undistributed ordinary income	$—
Accumulated capital gains/losses	—
Unrealized appreciation/(depreciation)	(16,304)
Late year ordinary loss deferrals	(54,054)
Total distributable earnings (accumulated loss)	$(70,358)

The following information is computed on a tax basis for each item as of November 30, 2020:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
$352,191	$(219,224)	$132,967	$4,813,835

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Fund are attributable to wash sales, passive foreign investment companies and forward contracts mark to market.

Capital Losses — As of May 31, 2020, the Fund had no capital loss carryforwards which may reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Late Year Losses

The Fund elected to defer to the period ending May 31, 2021 losses in the amount of $54,054.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Disclosure of Fund Expenses

November 30, 2020 (Unaudited)

As a shareholder of a fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including advisory fees. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers, if any, that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Disclosure of Fund Expenses (continued)

November 30, 2020 (Unaudited)

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expense Ratio(a)		Expenses Paid During Period
AltShares Merger Arbitrage ETF
Actual	$1,000.00	$1,062.50	0.80	%(b)	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.80	%(b)	$4.05

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  The Adviser agrees to pay all expenses of the Trust, except for (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), and (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Semi-Annual Report | November 30, 2020

AltShares Merger Arbitrage ETF  Additional Information

November 30, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-955-1607, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies will be available without charge upon request by calling toll-free 1-855-955-1607, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of its portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available upon request by calling 1-855-955-1607. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust

AltShares Merger Arbitrage ETF

1-855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2021

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2021